Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Voyageur Mutual Funds III
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Amendment Flag	false
Central Index Key	0000763749
Document Effective Date	Feb. 28, 2019
Document Creation Date	Feb. 27, 2019
Delaware Select Growth Fund | Class A
Document and Entity Information:
Trading Symbol	DVEAX
Delaware Select Growth Fund | Class C
Document and Entity Information:
Trading Symbol	DVECX
Delaware Select Growth Fund | Class R
Document and Entity Information:
Trading Symbol	DFSRX
Delaware Select Growth Fund | Institutional Class
Document and Entity Information:
Trading Symbol	VAGGX